Per share amounts (Schedule of Earnings Per Share computation per common share) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic earnings (loss) per share computation
Net earnings attributable to equity holders	$ 360,847	$ 89,382
Weighted average common shares outstanding	433,382,879	405,494,353
Basic earnings per common share	$ 0.83	$ 0.22
Diluted earnings per share computation
Net earnings attributable to equity holders	$ 360,847	$ 89,382
Weighted average common shares outstanding	433,382,879	405,494,353
Dilutive effect of stock options	1,972,000	1,641,000
Weighted average common shares outstanding, assuming dilution	435,355,000	407,135,000
Diluted earnings per common share	$ 0.83	$ 0.22